Operating leases right-of-use assets and lease liabilities - Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Amortization of right-of-use assets	$ 3,529	$ 3,620
Interest	717	891
Total lease cost	$ 4,246	$ 4,511